Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related-Party Transactions

17. Related-Party Transactions

The Company’s related parties include Moral Compass Corporation (“MCC”) and the John Sperling Foundation (“JSF”). The rights to the intellectual property owned by Blue Horse Labs, Inc. (“BHL”) were assigned to its sole shareholder, the John Sperling Revocable Trust (“JSRT”) due to BHL’s dissolution and then subsequently to the JSF. The JSF is deemed a related party of the Company because MCC, one of the Company’s largest stockholders, and the JSF share common officers and directors.

JSF receives a single digit royalty from the Company when revenue has been collected on product sales or for license payments from third parties that involve certain intellectual property developed under research funding originally from BHL. Royalty fees due to JSF was $30,000 as of March 31, 2025 and December 31, 2024, respectively, and are included in the condensed consolidated balance sheets as amounts due to related parties.

Product sales related to intellectual property developed under research funding from BHL ceased as of December 31, 2024. The royalty fees due to JSF for sales in 2024 were paid in April 2025 and no future royalty fees are expected.

Note 21. Related Party Transactions

The Company’s related parties include Moral Compass Corporation (“MCC”) and the John Sperling Foundation (“JSF”). The rights to the intellectual property owned by Blue Horse Labs, Inc. (“BHL”) were assigned to its sole shareholder, the John Sperling Revocable Trust (“JSRT”) due to BHL’s dissolution and then subsequently to the JSF. The JSF is deemed a related party of the Company because MCC, one of the Company’s largest stockholders, and the JSF share common officers and directors.

JSF receives a single digit royalty from the Company when revenue has been collected on product sales or for license payments from third parties that involve certain intellectual property developed under research funding originally from BHL. Royalty fees due to JSF were $29,000 and $58,000 as of December 31, 2024 and December 31, 2023, respectively, and are included in the consolidated balance sheets as amounts due to related parties.